Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill
Summary of goodwill

Cost:	RMB’000
At July 1, 2020	—
Acquisition through business combination (Note 33)	19,640
At June 30, 2021	19,640
Exchange adjustments	(252)
At June 30, 2022	19,388
Impairment:
At July 1, 2020, June 30, 2021 and June 30, 2022	—
Carrying amount:
At June 30, 2021	19,640
At June 30, 2022	19,388

Summary of impairment tests for cash-generating unit (CGU) containing goodwill

	As at June 30,
	2021	2022
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	19,640	19,388
Total	19,640	19,388

Schedule of key assumptions used in the estimation of value in use

	As at June 30,
	2021	2022
Pre-tax discount rate	13.2%	16.1%
Terminal value growth rate	1.4%	1.9%
Revenue growth rate (average of next five years)	21.8%	15.0%

Description of sensitivity analysis pre tax discount rate and revenue growth rate

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Pre-tax discount rate increase by 5%	7,363	3,981
Revenue growth rate (average of next five years) decrease by 2%	151	604